Summary of Significant Accounting Policies - Basis of preparation (Details) - Company owned and operated stores - CNY (¥)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Store depreciation and amortization	¥ 32,973,580	¥ 25,887,727	¥ 118,658,800	¥ 62,678,633	¥ 16,449,684
Store rental expense		¥ 9,089,002